Class I | William Blair Macro Allocation Fund
SUMMARY WILLIAM BLAIR MACRO ALLOCATION FUND
INVESTMENT OBJECTIVE:
The William Blair Macro Allocation Fund (the “Fund” or the “Macro Fund” seeks to maximize long-term risk-adjusted total return.
FEES AND EXPENSES:
This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class I William Blair Macro Allocation Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I William Blair Macro Allocation Fund
Management Fee		0.80%
Distribution (Rule 12b-1) Fee		none
Shareholder Administration Fee		0.15%
Dividend Expenses on Short Sales		0.08%
Remainder of Other Expenses		1.91%
Total Other Expenses		2.14%
Acquired Fund Fees and Expenses		0.24%
Total Annual Fund Operating Expenses	[1][2]	3.18%
Fee Waiver and/or Expense Reimbursement		1.76%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.42%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table for the Fund which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class I operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.10% of average daily net assets until April 30, 2014. The Advisor may not terminate this arrangement prior to April 30, 2014 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on November 29, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.

Example:
This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class I William Blair Macro Allocation Fund	145	815	1,511	3,363

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (November 29, 2011 through October 31, 2012), the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES:
In pursuing the Fund's investment objective, the Advisor employs a dynamic global macro asset allocation strategy. This strategy attempts to exploit periodic market inefficiencies by taking long and short positions in various asset classes (e.g., equity and fixed income) and currencies with a view to profit from movements across and within such asset classes and currencies. The Advisor uses a top-down approach that focuses on general price movements in various asset classes and currencies rather than the performance of individual company securities. The Advisor's macro asset allocation strategy is based primarily on the fundamental investment valuations of asset classes and currencies. The Advisor believes that investment fundamentals determine future cash flows which will ultimately drive the value of asset classes and currencies. The Advisor's goal is to identify and exploit periodic discrepancies between fundamental values and market prices. These perceived value/price discrepancies are the foundation for the Fund's portfolio construction.

The Fund may invest in or seek exposure to a wide range of asset classes including, without limitation, equity and fixed income (including asset-backed securities, mortgage-backed securities and other collateralized obligations and all grades and maturities of domestic and foreign credit, including high yield (junk bonds)), commodities and real estate, and currencies. The Fund has no geographic or other limits on the allocation of its assets among asset classes. The Fund may invest its assets in any markets, including emerging markets, or asset classes that the Advisor believes to be appropriate for meeting the Fund's investment objective. The Fund may also seek exposure to broad-based market indices, more narrowly focused customized trades or economic variables such as inflation rates. The Fund may seek long exposure to asset classes and currencies that the Advisor perceives will provide relatively attractive risk-adjusted returns and short exposure to asset classes and currencies that the Advisor perceives will provide relatively unattractive risk-adjusted returns, consistent with the Fund's investment objective of maximizing long-term risk adjusted total return. The Fund may also use long and short exposures to manage risk.

There are many ways in which the Fund may obtain a desired long exposure. The Fund may take long positions indirectly through exchange-traded funds ("ETFs"), including leveraged ETFs, exchange-traded notes and derivative instruments such as, but not limited to, futures, swaps, options and currency forward contracts. Futures would typically be on, though are not limited to, equity indexes and government bonds. Swaps would typically be on, though are not limited to, government bonds, credit default indexes, equity indexes, inflation, equity index volatility/variance, commodities and commodity indexes. The Fund may also enter into credit default swaps, including as the seller of a credit default swap. Options would typically be on, though are not limited to, equity indexes, equity index futures, government bonds, government bond futures and currencies. The Fund may also invest in individual stocks, real estate investment trusts, closed-end funds, preferred stock, publicly traded partnerships, royalty income trusts, repurchase agreements and other equity securities, fixed income securities and currencies for the purpose of effecting macro strategies. Long positions may be intended to enhance expected return, reduce expected risk or both.

There are many ways in which the Fund may obtain a desired short exposure. The Fund may take short positions indirectly through ETFs, including inverse and leveraged ETFs, and derivative instruments (listed above) that are intended to provide inverse exposure to a particular asset class or currency. The Fund may also engage in short sales on individual securities. Short positions may be intended to enhance expected return, reduce expected risk or both.

The Fund may increase or decrease its market and non-market risk exposures by increasing and decreasing leverage, or by increasing and decreasing cash and cash equivalents. Leverage may be used to achieve potentially higher returns through proportionally higher ex-ante risk exposures. Ex-ante risk exposure is the Advisor's forward-looking, best estimate, of the Fund's standard deviation from an expected return. Leverage would increase the expected return when opportunities are anticipated to be greater than normal, but will also increase risk.

To the extent the Fund seeks to invest in commodities, the Fund may gain exposure to the commodities markets by investing a portion of its assets in William Blair MAS Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Macro Fund Subsidiary"), which is expected to invest mainly in commodity-linked derivative instruments, such as futures or swaps, and fixed income securities, some of which may serve as margin or collateral for the Macro Fund Subsidiary's derivatives positions. In accordance with federal income tax laws applicable to regulated investment companies, the Fund may only invest up to 25% of the value of its total assets in the Macro Fund Subsidiary. The Advisor, as part of its overall advisory services to the Fund, manages the investment and reinvestment of the assets of the Macro Fund Subsidiary and administers the affairs of the Macro Fund Subsidiary. The Advisor receives no additional compensation for providing management and administrative services to the Subsidiary. In managing the assets of the Macro Fund Subsidiary, the Advisor applies the Fund's investment policies and restrictions and the Fund's compliance policies and procedures generally as if such assets were held directly by the Fund.
PRINCIPAL RISKS OF INVESTING:
The following is a summary of the principal risks of investing in the Fund. The Fund may be subject to the following risks directly through investment in individual securities or indirectly through various instruments, including ETFs, exchange-traded notes or derivative instruments.

The Fund involves a high level of risk and may not be appropriate for everyone.   You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The Fund is not intended to be a complete investment program. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor's decision to make changes to or rebalance its clients' allocations in the separate accounts may substantially impact the Fund's performance. The Fund is designed for long-term investors.

Aggressive Investment Technique Risk.   The Fund may use investment techniques and financial instruments that may be considered aggressive, including but not limited to the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may also include short sales, taking short positions or other techniques that are intended to provide inverse exposure to a particular market or other asset class, as well as leverage, which can expose the Fund to potentially dramatic changes (losses or gains). These techniques may expose the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings.

Asset Allocation Risk.   In allocating the Fund's assets, the Advisor may favor markets or asset classes that perform poorly relative to other markets and asset classes. To the extent that the Fund's assets are invested in markets or asset classes that underperform the general stock market, the Fund would perform poorly relative to a portfolio invested primarily in the general stock market.

Commodity Risk.   Investing in commodities may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as weather, and world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply related events in such countries could have a significant impact on the value of such commodities.

Counterparty and Contractual Default Risk.   The Fund's investments in derivatives and other financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty's failure or inability to perform its obligations or bankruptcy.

Credit Default Swap Risk.   Credit default swaps are subject to the credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Advisor will not properly assess the risk of the underlying issuer. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Credit Risk.   The value of the Fund's fixed income securities is subject to the ability of the issuers of such securities to make interest payments or payment at maturity. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.

The Fund's investments in below investment grade securities (e.g., high yield or junk bonds) may have additional credit risk. Securities rated BBB or below by a nationally recognized statistical rating organization have speculative characteristics and can be more vulnerable to bad economic news than investment grade securities, which could lead to a weakened capacity to make principal and interest payments. In some cases, below investment grade securities may decline in credit quality or go into default.

Currency Risk.   The value of the Fund's portfolio may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Derivatives Risk.   Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index, currency or commodity to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter ("OTC") derivatives subjects the Fund to credit risk of the counterparty. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can be closed out only with the other party to the transaction. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

Emerging Markets Risk.   Foreign investment risk is typically intensified in emerging markets, which are the less developed and developing nations.

Exchange-Traded and Closed-End Fund Risk.   The risks of investment in other investment companies typically reflect the risk of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the ETF or closed-end fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as their share of the Fund's fees and expenses. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted and ETF and closed-end fund shares may be delisted by the listing exchange.

Exchange-Traded Note Risk.   The returns of exchange-traded notes ("ETNs") are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer's credit quality or a downgrade in the issuer's credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETN's fees and expenses as well as their share of the Fund's fees and expenses. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted and ETNs may be delisted by the listing exchange.

Foreign Investment Risk.   The risks of foreign investments may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, share registration and custody, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, seizure or nationalization, confiscatory taxation, limits on repatriation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital, imposition of foreign withholding taxes, fluctuating currencies, inflation, difficulty in obtaining and enforcing judgments against foreign entities or other adverse political, social or diplomatic developments that could affect the Fund's investments. Foreign investments may be less liquid and their prices more volatile than the securities of U.S. companies.

Geographic Risk.   To the extent that the Fund invests a significant portion of its assets in any one country, the Fund will be subject to greater risk of loss or volatility than if the Fund always maintained wide geographic diversity among the countries in which it invests. Investing in any one country makes the Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country.

Interest Rate Risk.   Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. The value of the Fund's securities tends to decrease when interest rates rise and tends to increase when interest rates fall. Securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Inverse ETF Risk.   An inverse ETF is a fund that is constructed by using various derivative instruments to profit from a decline in the underlying benchmark. Investing in these ETFs is similar to holding various short positions, or using a combination of advanced investment strategies to profit from falling prices. Short sale risk involves the risk that the inverse ETF may incur a loss by subsequently buying a security at a higher price than the price at which it previously sold the security short. Because a loss incurred by an inverse ETF on a short sale results from increases in the value of the security, such losses are theoretically unlimited, an investment in an inverse ETF could result in a loss of the entire investment in that particular ETF. To the extent the inverse ETF uses derivatives to achieve short exposure, it is subject to derivatives risk including the risk of leverage.

Leverage Risk.   The Fund's investments in derivatives or exposure to derivatives through other investment vehicles expose the Fund to leverage inherent in such instruments. Such leveraged investments can amplify the effects of market volatility on the Fund's net asset value (i.e., relatively small market movements may result in large changes in the Fund's net asset value) and make the Fund's returns more volatile. At times, the Fund's leveraged investments may cause the Fund's investment exposure to exceed its net assets and could cause the Fund to experience substantial losses, including the risk of total loss, if the market moves against the Fund. The use of leveraged investments may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements. The use of leveraged investments may also cause the Fund to have higher expenses than those of mutual funds that do not use such techniques.

Leveraged ETF Risk.   ETFs in which the Fund invests may borrow money for investment purposes, a practice commonly referred to as "leveraging." An ETF may also seek to employ leverage through the use of derivatives, such as futures, options or swaps. The use of leverage by ETFs is limited by law and regulation. Nevertheless, the use of leverage by the ETFs may increase exposure to fluctuations in the prices of the leveraged ETF's assets thereby making any change in the leveraged ETF's net asset value greater than without the use of leverage. Leverage could result in increased volatility of returns. Additionally, the interest and additional costs which the leveraged ETF pays to borrow money or engage in derivative transactions could reduce or eliminate the leveraged ETF's net investment profits. A leveraged ETF will also be expected to comply with asset coverage requirements which could force the leveraged ETF to sell certain portfolio holdings or reduce its derivatives positions at a time which may be disadvantageous to the leveraged ETF.

Liquidity Risk.   Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund.

Mortgage-Backed/Asset-Backed Securities Risk.   The value of the Fund's mortgage-backed or asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market's assessment of the quality of underlying assets.

Private Placement Risk.   Investments in private placements may be difficult to sell at the time and at the price desired by the Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of the Fund. Securities acquired through private placements are not registered for resale in the general securities market and may be classified as illiquid.

Real Estate Risk.   Exposure to real estate markets, through securities of real estate investment trusts ("REITs") or other instruments, will be subject to risks of the specific properties or property types and by default rates of borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT's return may be adversely affected when interest rates are high or rising. Distributions to shareholders attributable to dividends received from REITs generally are taxed as ordinary income for federal income tax purposes.

Regulatory Risk.   Future regulatory developments could impact the Fund's ability to invest in certain derivatives. It is possible that government regulation of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategies, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse. There is a likelihood of future regulatory developments altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategies. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions (for example, the so-called "Volcker Rule" prescribed by the Dodd-Frank Act) could also prevent the Fund from using certain instruments.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act"), which was signed into law on July 21, 2010, sets forth a new regulatory framework for OTC derivatives, including financial instruments, such as swaps, in which the Fund may invest. The Dodd-Frank Act grants significant new authority to the Securities and Exchange Commission (the "SEC") and the Commodity Futures Trading Commission (the "CFTC") to regulate OTC derivatives and market participants. The implementation of the provisions of the Dodd-Frank Act by the SEC and the CFTC could adversely affect the Fund's ability to pursue its investment strategies.

Securities Market Risk.   The value of the Fund's investments may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of an investment may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of an investment may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Short Position Risk.   The Fund will incur a loss as a result of a short position in a financial instrument if the price of the financial instrument increases in value between the date the short position is established and the date on which the Fund enters into an offsetting transaction. Short positions may be considered speculative transactions and involve special risks. The Fund's losses are potentially unlimited in a short position transaction.

Short Sales Risk.   Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the Fund must pay to the lender of the security. Because a loss incurred by the Fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that the Fund would have to close out its short position at an unfavorable price. If the Fund takes both long and short positions, there is a risk that the value of securities held long might decrease and the value of securities sold short might increase in response to activities of an individual company or general market conditions. In this case, the Fund's potential losses could exceed those of mutual funds that hold only long positions.

Smaller Company Risk.   Securities of smaller companies involve greater risk than those of larger, more established companies. This is because smaller companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. From time to time, the Fund may invest in the equity securities of very small cap companies, often referred to as "micro-cap" companies. For purposes of the Fund, "micro-cap" companies are those with market capitalizations of $300 million or less at the time of the Fund's investment. The considerations noted above are generally intensified for these investments.

Subsidiary Risk.   The Macro Fund Subsidiary is not registered under the Investment Company Act of 1940 Act, as amended (the "1940 Act"), and is not subject to the investor protections of the 1940 Act. By investing in the Macro Fund Subsidiary, the Fund is exposed to the risks associated with the Macro Fund Subsidiary's investments. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Macro Fund Subsidiary to operate as described in the Prospectus and could adversely affect the Fund.

Swap Risk.   Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund's gains from a swap agreement or may cause the Fund to lose money.

Tax Risk. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income ("qualifying income"). The Fund's intention to qualify as a regulated investment company may limit its ability to make certain investments including, without limitation, investments in certain commodity-linked derivatives, since income from commodity-linked derivatives may not constitute qualifying income to the Fund. Receipt of such income could cause the Fund to fail to qualify as a regulated investment company and be subject to U.S. federal income tax on its taxable income at corporate rates. The Fund has applied for a private letter ruling from the Internal Revenue Service ("IRS") confirming that income derived from the Fund's investment in the Macro Fund Subsidiary will constitute qualifying income to the Fund. The IRS has currently suspended the issuance of such private letter rulings. There can be no assurance that the IRS will grant the private letter ruling requested by the Fund. The Fund may incur transaction and other costs to comply with any new or additional guidance from the IRS. The tax treatment of commodity-linked derivatives and income from the Macro Fund Subsidiary also may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund's taxable income or any gains and distributions made by the Fund.
FUND PERFORMANCE HISTORY:
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.
Annual Total Returns.
The bar chart below provides an illustration of the Fund’s performance in the calendar year since the Fund started.

Highest Quarterly Return 10.79% (1Q12)	Lowest Quarterly Return (5.31)% (2Q12)

Average Annual Total Returns (For the periods ended December 31, 2012).
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns Class I		1 Year	Life of the Fund	Inception Date
William Blair Macro Allocation Fund		14.49%	15.95%	Nov. 29, 2011
William Blair Macro Allocation Fund Return After Taxes on Distributions		13.48%	14.74%	Nov. 29, 2011
William Blair Macro Allocation Fund Return After Taxes on Distributions and Sale of Fund Shares		9.50%	12.90%	Nov. 29, 2011
William Blair Macro Allocation Fund Bank of America/Merrill Lynch 3-month US Treasury Bill Index	[1]	0.10%	0.09%	Nov. 29, 2011
William Blair Macro Allocation Fund Barclays Capital U.S. 1-3 Month Treasury Bill Index		0.08%	0.07%	Nov. 29, 2011
William Blair Macro Allocation Fund Long-Term Comparative Index	[2]	6.56%	7.40%	Nov. 29, 2011
[1]	Effective March 1, 2013, the Fund will use the Bank of America/Merrill Lynch 3-month US Treasury Bill Index as the broad-based index because it is included as part of the Long-Term Comparative Index.
[2]	The Long-Term Comparative Index return is comprised of the following indices: 40% Barclays Capital U.S. Aggregate Index, 30% MSCI All Country World Index (net), and 30% Bank of America/Merrill Lynch 3-month US Treasury Bill Index.